Organization (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Total Current Assets	$ 71,109	$ 123,464
Total Assets	71,109	123,464
LIABILITIES AND STOCKHOLDERS' EQUITY
Total Current Liabilities	2,914,449	2,610,773
Total Liabilities	2,914,449	2,610,773
Total Equity	(3,922,903)	(3,566,872)
Total Liabilities and Stockholders' Equity	71,109	123,464
Beijing Guangwang Hetong [Member]
ASSETS
Total Current Assets	4,198,367	3,954,810
Total Assets	4,198,367	3,954,810
LIABILITIES AND STOCKHOLDERS' EQUITY
Total Current Liabilities	2,429,885	2,288,792
Total Liabilities	2,429,885	2,288,792
Total Equity	1,768,482	1,666,018
Total Liabilities and Stockholders' Equity	$ 4,198,367	$ 3,954,810